Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 27, 2025	Dec. 28, 2024	Dec. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Summary		Value of Initial Fixed
			Compensation	Compensation	$100 Investment Based On:
	Summary		Table	Actually
	Compensation	Compensation	Total for	Paid to	Total
	Table Total	Actually	Non-PEO	Non-PEO	Shareholder	Net Loss
Year	for PEO	Paid to PEO	NEO	NEO	Return	(in thousands)
(a)	(b)(1)	(c)(2)	(d)(3)	(e)(4)	(f)(5)	(h)(6)
2025	$1,178,384	$1,512,034	$426,154	$489,978	$76	$(24,824)
2024	$1,557,414	$(609,287)	$415,858	$59,121	$73	$(53,865)
2023	$2,053,207	$3,447,726	$583,257	$942,188	$163	$(60,398)

(1)  The dollar amounts reported in column (b) represent the amounts of total compensation reported for Mr. Hong, our PEO, for each corresponding fiscal year in the “Total” column of the Summary Compensation Table.

(2)  The dollar amounts reported in column (c) represent the amount of compensation actually paid (“CAP”) to Mr. Hong as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amounts of compensation earned or received by or paid to Mr. Hong during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Hong’s total compensation for each covered fiscal year to determine CAP.

Change in
Fair Value as
of Vesting Date
of Stock Awards
and Option Awards
			Fair Value at	Change in	Fair Value at	Granted in
			Fiscal Year End	Fair Value of	Vesting of Stock	Prior Fiscal Years
		Deduction of	of Outstanding and	Outstanding and	Awards and Option	For Which
	Summary	Stock Awards	Unvested Stock	Unvested Stock Awards	Awards Granted	Applicable Vesting
	Compensation	and Option	Awards and Option	and Option Awards	in Fiscal Year	Conditions Were
	Table Total	Awards	Awards Granted	Granted in Prior	That Vested	Satisfied During	Compensation
Year	for PEO	for PEO	in Fiscal Year	Fiscal Years	During Fiscal Year	Fiscal Year	Actually Paid
2025	$1,178,384	$(635,250)	$870,000	$62,140	$-	$36,760	$1,512,034
2024	$1,557,414	$(997,500)	$628,125	$(1,553,844)	$-	$(243,482)	$(609,287)
2023	$2,053,207	$(1,509,475)	$938,120	$951,141	$-	$1,014,733	$3,447,726

(3)  The dollar amounts reported in column (d) represent the amounts of total compensation reported for our only Non-PEO NEO, Ms. Sasaki, for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.

(4)  The dollar amounts reported in column (e) represent the amounts of CAP to Ms. Sasaki, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Ms. Sasaki during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Sasaki’s total compensation for each covered fiscal year to determine CAP.

Change in
Fair Value as
of Vesting Date
of Stock Awards
and Option Awards
			Fair Value at	Change in	Fair Value at	Granted in
		Deduction of	Fiscal Year End	Fair Value of	Vesting of Stock	Prior Fiscal Years
	Summary	Stock Awards	of Outstanding and	Outstanding and	Awards and Option	For Which
	Compensation	and Option	Unvested Stock	Unvested Stock Awards	Awards Granted	Applicable Vesting
	Table Total	Awards	Awards and Option	and Option Awards	in Fiscal Year	Conditions Were
	for Non-PEO	for Non-PEO	Awards Granted	Granted in Prior	That Vested	Satisfied During	Compensation
Year	NEO	NEO	in Fiscal Year	Fiscal Years	During Fiscal Year	Fiscal Year	Actually Paid
2025	$426,154	$(127,050)	$174,000	$11,375	$-	$5,499	$489,978
2024	$415,858	$(133,000)	$83,750	$(273,656)	$-	$(33,831)	$59,121
2023	$583,257	$(302,500)	$188,000	$198,469	$-	$274,962	$942,188

(5)  The cumulative Company total shareholder return (“TSR”) amounts reported in column (f) are calculated by dividing the sum of the cumulative amount of dividends, if any, for the period starting at the market close on the last trading day before the Company’s earliest fiscal year in the table through and including the end of the fiscal year for which the TSR amount is being calculated (the “measurement period”), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The comparison assumes $100 was invested in the Company for the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

(6)  The dollar amounts reported in column (h) represent the amounts of net loss, in thousands, reflected in our audited financial statements for each covered fiscal year.

Named Executive Officers, Footnote

(1)  The dollar amounts reported in column (b) represent the amounts of total compensation reported for Mr. Hong, our PEO, for each corresponding fiscal year in the “Total” column of the Summary Compensation Table.

(3)  The dollar amounts reported in column (d) represent the amounts of total compensation reported for our only Non-PEO NEO, Ms. Sasaki, for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.

PEO Total Compensation Amount	$ 1,178,384	$ 1,557,414	$ 2,053,207
PEO Actually Paid Compensation Amount	$ 1,512,034	(609,287)	3,447,726
Adjustment To PEO Compensation, Footnote

(2)  The dollar amounts reported in column (c) represent the amount of compensation actually paid (“CAP”) to Mr. Hong as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amounts of compensation earned or received by or paid to Mr. Hong during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Hong’s total compensation for each covered fiscal year to determine CAP.

Change in
Fair Value as
of Vesting Date
of Stock Awards
and Option Awards
			Fair Value at	Change in	Fair Value at	Granted in
			Fiscal Year End	Fair Value of	Vesting of Stock	Prior Fiscal Years
		Deduction of	of Outstanding and	Outstanding and	Awards and Option	For Which
	Summary	Stock Awards	Unvested Stock	Unvested Stock Awards	Awards Granted	Applicable Vesting
	Compensation	and Option	Awards and Option	and Option Awards	in Fiscal Year	Conditions Were
	Table Total	Awards	Awards Granted	Granted in Prior	That Vested	Satisfied During	Compensation
Year	for PEO	for PEO	in Fiscal Year	Fiscal Years	During Fiscal Year	Fiscal Year	Actually Paid
2025	$1,178,384	$(635,250)	$870,000	$62,140	$-	$36,760	$1,512,034
2024	$1,557,414	$(997,500)	$628,125	$(1,553,844)	$-	$(243,482)	$(609,287)
2023	$2,053,207	$(1,509,475)	$938,120	$951,141	$-	$1,014,733	$3,447,726

Non-PEO NEO Average Total Compensation Amount	$ 426,154	415,858	583,257
Non-PEO NEO Average Compensation Actually Paid Amount	$ 489,978	59,121	942,188
Adjustment to Non-PEO NEO Compensation Footnote

(4)  The dollar amounts reported in column (e) represent the amounts of CAP to Ms. Sasaki, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Ms. Sasaki during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Sasaki’s total compensation for each covered fiscal year to determine CAP.

Change in
Fair Value as
of Vesting Date
of Stock Awards
and Option Awards
			Fair Value at	Change in	Fair Value at	Granted in
		Deduction of	Fiscal Year End	Fair Value of	Vesting of Stock	Prior Fiscal Years
	Summary	Stock Awards	of Outstanding and	Outstanding and	Awards and Option	For Which
	Compensation	and Option	Unvested Stock	Unvested Stock Awards	Awards Granted	Applicable Vesting
	Table Total	Awards	Awards and Option	and Option Awards	in Fiscal Year	Conditions Were
	for Non-PEO	for Non-PEO	Awards Granted	Granted in Prior	That Vested	Satisfied During	Compensation
Year	NEO	NEO	in Fiscal Year	Fiscal Years	During Fiscal Year	Fiscal Year	Actually Paid
2025	$426,154	$(127,050)	$174,000	$11,375	$-	$5,499	$489,978
2024	$415,858	$(133,000)	$83,750	$(273,656)	$-	$(33,831)	$59,121
2023	$583,257	$(302,500)	$188,000	$198,469	$-	$274,962	$942,188

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 76	73	163
Net Income (Loss)	$ (24,824,000)	(53,865,000)	(60,398,000)
PEO Name	Mr. Hong
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (635,250)	(997,500)	(1,509,475)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	870,000	628,125	938,120
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,140	(1,553,844)	951,141
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,760	(243,482)	1,014,733
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(127,050)	(133,000)	(302,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	174,000	83,750	188,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,375	(273,656)	198,469
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,499	$ (33,831)	$ 274,962